GOODWILL AND INTANGIBLE ASSETS - Components of Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite and Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount of Intangible assets (excluding MSRs)	$ 15,098	$ 15,116
Accumulated amortization of Intangible assets (excluding MSRs)	10,532	10,060
Net carrying amount of Intangible assets (excluding MSRs)	4,566	5,056
Gross carrying amount, Mortgage servicing rights (MSRs)	1,845	2,718
Mortgage servicing rights (MSRs)	1,845	2,718
Gross carrying amount of Intangible assets	16,943	17,834
Accumulated amortization of Intangible assets	10,532	10,060
Net carrying amount of Intangible assets, balance at end of period	6,411	7,774
Intangible assets amortization expense	756	808	856
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2015	659
2016	634
2017	938
2018	411
2019	368
Indefinite-lived intangible assets
Finite and Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount of Intangible assets (excluding MSRs)	290	323
Accumulated amortization of Intangible assets (excluding MSRs)	0	0
Net carrying amount of Intangible assets (excluding MSRs)	290	323
Purchased credit card relationships
Finite and Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount of Intangible assets (excluding MSRs)	7,626	7,552
Accumulated amortization of Intangible assets (excluding MSRs)	6,294	6,006
Net carrying amount of Intangible assets (excluding MSRs)	1,332	1,546
Core deposit intangibles
Finite and Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount of Intangible assets (excluding MSRs)	1,153	1,255
Accumulated amortization of Intangible assets (excluding MSRs)	1,021	1,052
Net carrying amount of Intangible assets (excluding MSRs)	132	203
Other customer relationships
Finite and Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount of Intangible assets (excluding MSRs)	579	675
Accumulated amortization of Intangible assets (excluding MSRs)	331	389
Net carrying amount of Intangible assets (excluding MSRs)	248	286
Present value of future profits
Finite and Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount of Intangible assets (excluding MSRs)	233	238
Accumulated amortization of Intangible assets (excluding MSRs)	154	146
Net carrying amount of Intangible assets (excluding MSRs)	79	92
Other
Finite and Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount of Intangible assets (excluding MSRs)	5,217	5,073
Accumulated amortization of Intangible assets (excluding MSRs)	2,732	2,467
Net carrying amount of Intangible assets (excluding MSRs)	$ 2,485	$ 2,606